THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.


                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007
                Check here if Amendment [X]; Amendment Number: 4
                        This Amendment (Check only one):
                            [ ] is a restatement
                            [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:             Stark Global Opportunities Management LLC
Address:          3600 South Lake Drive
                  St. Francis, Wisconsin 53235-3716

Form 13F File Number:      28-12140

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Daniel J. McNally
Title:            General Counsel
Phone:            (414) 294-7000

Signature, Place and Date of Signing:

/s/  Daniel J. McNally        St. Francis, Wisconsin          February 20, 2008
-----------------------     -------------------------       -------------------
       (Signature)              (City, State)                       (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $71,709 (thousands)

List of Other Included Managers:            None


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                                                   FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
     Column 1        Column 2   Column 3  Column 4              Column 5           Column 6      Column 7          Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                       Shrs                                                   Voting Authority
                                                        or
                    Title of                Value      Prn     SH/    Put/    Investment     Other
                     Class     CUSIP       (X$1000)    Amt     PRN    Call    Discretion     Managers     Sole       Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Catalina            Common     148867104    $   253     8,032   SH              Sole                        8,032
Marketing Corp
------------------------------------------------------------------------------------------------------------------------------------
CDW Corp            Common     12512N105    $ 2,034    23,946   SH              Sole                       23,946
------------------------------------------------------------------------------------------------------------------------------------
Archstone Smith TR  Common     039583109    $ 1,122    18,987   SH              Sole                       18,987
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels       Common     432848109    $ 4,703   140,520   SH              Sole                      140,520
Corp
------------------------------------------------------------------------------------------------------------------------------------
SLM Corp            Common     78442P106    $18,328   318,305   SH              Sole                      318,305
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp            Common     873168108    $21,679   322,137   SH              Sole                      322,137
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.          Common     013716105    $13,091   161,027   SH              Sole                      161,027
------------------------------------------------------------------------------------------------------------------------------------
Harrah's            Common     413619107    $10,499   123,144   SH              Sole                      123,144
Entertainment,
Inc.
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